Other Restaurant Dispositions and Equity Method Investments (Sale of Macaroni Grill) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		1 Months Ended
	Jun. 30, 2010	Jun. 29, 2011	Dec. 31, 2008 Sale of Macaroni Grill [Member]
Cash proceeds from divestiture			$ 88.0
Pre-tax gain (loss) on the sale of business	16.5		(40.4)
Total assets included in sale of divested entity			110.0
Property and equipment included in assets at time of sale of divested entity			$ 105.0
Ownership percentage in new Macaroni Grill entity	18.20%	15.60%